Lease	6 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE

18. LEASE

Operating leases as lessor

Heliheng, a subsidiary disposed during the six months ended December 31, 2025, has entered into lease agreement with a customer for rental of apartments. The leases are fixed payment and the lease terms are 19 years. The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:

	For the Six Months Ended December 31,
	2025	2024

Operating lease income	657,274	-

Operating leases as lessee

Supplemental balance sheet information related to the operating lease was as follows:

	As of December 31,	As of June 30,
	2025	2025
Right-of-use assets	$55,377	$42,253,187

Lease payments accrued *	-	939,059

Operating lease liabilities - current	$29,144	$27,844
Operating lease liabilities - non-current	15,050	44,982,694
Total operating lease liabilities	$44,194	$45,010,538

*	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.92
Weighted average discount rate	4.41%

During the six months ended December 31, 2025 and 2024, the Company incurred total operating lease expenses of $612,194 and $320,863, respectively.

As of December 31, 2025, the future minimum rent payable under the non-cancellable operating lease for twelve months ending December 31 were:

2026	$30,646
2027	15,323
Total lease payments	45,969
Less: imputed interest	(1,775)
Present value of lease liabilities	$44,194